Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of Transaction Between Related Parties
As of December 31, this caption includes the following:

	Transaction value			Outstanding balances
In thousands of soles	2024	2023	2022	2024	2023	2022
Sales of oncologic healthcare services
Joint ventures	50	35	144	234	236	247
Associates	—	—	—	—	—	—
Others	6,135	1,151	33	2,957	1,234	1,895

	6,185	1,186	177	3,191	1,470	2,142

Cost of sales of oncologic healthcare services
Joint ventures	3,929	3,791	3,270	1,076	1,096	1,182
Associates	15,878	12,164	8,110	3,473	2,574	1,945
Others	13,032	10,747	7,896	3,160	3,185	3,353

	32,839	26,702	19,276	7,709	6,855	6,480

Administrative expenses
Services provided by related parties (v)	1,844	2,620	3,355	630	816	1,329
Other management charges	4,521	2,844	5,419	4,439	1,452	200

	6,365	5,464	8,774	5,069	2,268	1,529

Selling expenses
Services provided by related parties (vi)	1,761	1,106	1,036	396	123	95

	1,761	1,106	1,036	396	123	95

Finance income
Loans and related interest from related parties	71	—	—	1,952	—	—

	71	—	—	1,952	—	—